SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equipment, Declining Method Annual Rates [Table Text Block]
Furniture and equipment	20%

Computer equipment	30%

Vehicles	30%

Mining and exploration equipment	20%

Schedule of Fair Value of Financial Assets And Liabilities [Table Text Block]
			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2017	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$1,364,652	$1,364,652	$-	$-
Restricted cash	246,322	246,322	-	-
Investment in trading securities	270,309	270,309	-	-
Warrant liability	(1,000)	-	-	(1,000)
Total	$1,880,283	$1,881,283	$-	$(1,000)

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2016	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$913,562	$913,562	$-	$-
Restricted cash	221,322	221,322	-	-
Marketable securities	248,592	248,592	-	-
Warrant liability	(1,000)	-	-	(1,000)
Total	$1,382,476	$1,383,476	$-	$(1,000)

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2015	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$862,552	$862,552	$-	$-
Restricted cash	221,322	221,322	-	-
Investment in trading securities	101,214	101,214	-	-
Warrant liability	-	-	-	-
Total	$1,185,088	$1,185,088	$-	$-